Summary of Significant Accounting Policies (Details 3) - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated retained earnings (deficit)			$ (4,507,417)	$ (19,798,626)
Prepaid expenses and other current assets	$ 7,302,000	$ 4,117,000
Other current liabilities	7,210,000	$ 4,201,000
Previously Reported [Member]
Accumulated retained earnings (deficit)	6,318,000
Noncontrolling interests	1,279,000
Accounts receivable, net	13,416,000
Prepaid expenses and other current assets	4,117,000
Other current liabilities	4,201,000
Other assets	2,259,000
Long-term investments	1,564,000
Deferred tax asset	1,237,000
Revision of Prior Period, Adjustment [Member]
Accumulated retained earnings (deficit)	(190,000)
Noncontrolling interests	(33,000)
Accounts receivable, net	(149,000)
Prepaid expenses and other current assets
Other current liabilities	21,000
Other assets	(1,000)
Long-term investments	(126,000)
Deferred tax asset	75,000
As Restated [Member]
Accumulated retained earnings (deficit)	6,128,000
Noncontrolling interests	1,246,000
Accounts receivable, net	13,267,000
Prepaid expenses and other current assets	4,117,000
Other current liabilities	4,222,000
Other assets	2,258,000
Long-term investments	1,438,000
Deferred tax asset	$ 1,312,000